COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2020
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

17.     COMMITMENTS AND CONTINGENCIES

(a)Operating lease commitments

The Group has entered into lease agreements for its business operations. Such leases are classified as operating leases.

Future minimum lease payments under non-cancellable operating lease agreements at December 31, 2020 were as follows:

Twelve months ending December 31,	Minimum lease payment
	RMB	US$
2021	1,838	282
2022	1,432	219
2023	2,717	416
2024	2,739	420
2025 and thereafter	18,663	2,860
Total	27,389	4,197

(b)Litigation

In the ordinary course of the business, the Group is subject to periodic legal or administrative proceedings. As of December 31, 2019 and 2020, the Group is not a party to any legal or administrative proceedings which will have a material adverse effect on the Group’s business, financial position, results of operations and cash flows.